Mining Interests - Disclosure of Detailed Information About Mining Interests, Depletable Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	$ 509,730
Ending mining interests	1,048,530	$ 509,730
Depletable properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	392,185
Ending mining interests	805,649	392,185
Depletable properties [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	204,592
Ending mining interests	213,526	204,592
Depletable properties [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	52,892
Ending mining interests	97,271	52,892
Depletable properties [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	25,865
Ending mining interests	25,827	25,865
Depletable properties [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	0
Ending mining interests	362,811	0
Depletable properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	938,888	888,034
Additions	70,208	31,682
Acquisition of Jerritt Canyon	340,652
Change in decommissioning liabilities	30,147	10,826
Transfer to producing properties	35,595	8,346
Ending mining interests	1,415,490	938,888
Depletable properties [Member] | Gross carrying amount [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	250,093	220,658
Additions	34,894	21,263
Acquisition of Jerritt Canyon	0
Change in decommissioning liabilities	1,209	4,527
Transfer to producing properties	0	3,645
Ending mining interests	286,196	250,093
Depletable properties [Member] | Gross carrying amount [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	73,292	61,654
Additions	16,150	6,218
Acquisition of Jerritt Canyon	0
Change in decommissioning liabilities	2,177	1,191
Transfer to producing properties	34,302	4,229
Ending mining interests	125,921	73,292
Depletable properties [Member] | Gross carrying amount [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	118,312	111,590
Additions	2,546	4,201
Acquisition of Jerritt Canyon	0
Change in decommissioning liabilities	584	2,049
Transfer to producing properties	1,293	472
Ending mining interests	122,735	118,312
Depletable properties [Member] | Gross carrying amount [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	0	0
Additions	16,618	0
Acquisition of Jerritt Canyon	340,652
Change in decommissioning liabilities	28,799	0
Transfer to producing properties	0	0
Ending mining interests	386,069	0
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(546,703)	(520,686)
Depletion and amortization	(63,138)	(26,017)
Ending mining interests	609,841	(546,703)
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member] | Mexico - San Dimas [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(45,502)	(27,225)
Depletion and amortization	(27,169)	(18,277)
Ending mining interests	(72,671)	(45,502)
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(20,400)	(16,608)
Depletion and amortization	(8,250)	(3,792)
Ending mining interests	(28,650)	(20,400)
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member] | Mexico - La Encantada [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(92,447)	(88,499)
Depletion and amortization	(4,461)	(3,948)
Ending mining interests	(96,908)	(92,447)
Depletable properties [Member] | Accumulated depreciation, amortisation and impairment [Member] | Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	0	0
Depletion and amortization	(23,258)	0
Ending mining interests	(23,258)	0
Depletable properties [Member] | Non Producing Properties [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	108,837
Ending mining interests	106,215	108,837
Depletable properties [Member] | Non Producing Properties [Member] | Gross carrying amount [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	497,191	494,132
Additions	0	0
Acquisition of Jerritt Canyon	0
Change in decommissioning liabilities	(2,623)	3,059
Transfer to producing properties	0	0
Ending mining interests	494,569	497,191
Depletable properties [Member] | Non Producing Properties [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure Of Mining Interests [Line Items]
Beginning mining interests	(388,354)	(388,354)
Depletion and amortization	0	0
Ending mining interests	$ (388,354)	$ (388,354)